UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08044

MORGAN STANLEY HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/10

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley High Yield Fund, Inc.
Portfolio of Investments
First Quarter Report
March 31, 2010 (unaudited)

(Showing percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
CORPORATE BONDS AND NOTES (96.8%)
Aerospace (2.0%)
Bombardier, Inc.,
6.30%, 5/1/14(a)	$1,010	$1,053
Hexcel Corp.,
6.75%, 2/1/15	510	508
		1,561
Cable(4.5%)
Charter Communications Operating LLC/Charter Communications Operating Capital,
10.88%, 9/15/14(a)	980	1,101
CSC Holdings LLC,
8.63%, 2/15/19(a)	995	1,094
DISH DBS Corp.,
6.63%, 10/1/14	715	722
7.00%, 10/1/13	215	225
Virgin Media Finance plc,
8.75%, 4/15/14	19	20
9.13%, 8/15/16	385	411
		3,573
Chemicals (3.6%)
Airgas, Inc.,
7.13%, 10/1/18(a)(b)	755	833
Ashland, Inc.,
9.13%, 6/1/17(a)	345	387
Hexion Specialty Chemicals, Inc.,
8.88%, 2/1/18(a)	785	777
Innophos Holdings, Inc.,
9.50%, 4/15/12(a)	260	260
Innophos, Inc.,
8.88%, 8/15/14	150	155
Westlake Chemical Corp.,
6.63%, 1/15/16	455	446
		2,858
Consumer Products (2.3%)
Ford Motor Credit Co. LLC,
7.25%, 10/25/11(b)	1,175	1,215
Goodyear Tire & Rubber Co. (The),
10.50%, 5/15/16	575	624
		1,839
Energy (12.7%)
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.,
10.75%, 2/1/18	645	713
Chaparral Energy, Inc.,
8.50%, 12/1/15	755	693
Chesapeake Energy Corp.,
6.38%, 6/15/15	150	148
7.50%, 9/15/13(b)	720	733
7.63%, 7/15/13	135	141
Cie Generale de Geophysique-Veritas S.A.,
7.50%, 5/15/15	345	348
Cimarex Energy Co.,
7.13%, 5/1/17	140	143
Forest Oil Corp.,
7.25%, 6/15/19	140	141
Hilcorp Energy I LP/Hilcorp Finance Co.,
7.75%, 11/1/15(a)	980	973
Key Energy Services, Inc.,
8.38%, 12/1/14	545	554
Newfield Exploration Co.,
6.63%, 9/1/14(b)	1,070	1,105
7.13%, 5/15/18	115	117
OPTI Canada, Inc.,
8.25%, 12/15/14	380	359
Petrohawk Energy Corp.,
10.50%, 8/1/14	580	643
Pioneer Natural Resources Co.,
6.65%, 3/15/17	284	285
Plains Exploration & Production Co.,
7.63%, 6/1/18	125	127
7.75%, 6/15/15(b)	1,040	1,059
SandRidge Energy, Inc. PIK,
8.63%, 4/1/15(b)	905	885
Western Refining, Inc.,
11.25%, 6/15/17(a)	1,010	914
		10,081
Financials (5.6%)
CB Richard Ellis Services, Inc.,
11.63%, 6/15/17	575	647
General Motors Acceptance Corp., Inc.,
6.75%, 12/1/14	657	660
6.88%, 9/15/11	829	847
International Lease Finance Corp.,
8.75%, 3/15/17(a)	670	687
JBS USA LLC/JBS USA Finance, Inc.,
11.63%, 5/1/14(a)	780	893
LPL Holdings, Inc.,
10.75%, 12/15/15(a)	715	746
		4,480
Food and Drug (0.3%)
M-Foods Holdings, Inc.,
9.75%, 10/1/13(a)	210	218

Food/Tobacco (1.9%)
ARAMARK Corp.,
8.50%, 2/1/15	135	139
Constellation Brands, Inc.,
7.25%, 9/1/16 - 5/15/17	780	804
Smithfield Foods, Inc.,
7.00%, 8/1/11	515	529
		1,472
Forest Products (4.1%)
Appleton Papers, Inc.,
10.50%, 6/15/15(a)	660	660
Georgia-Pacific LLC,
7.13%, 1/15/17(a)	520	543
Glatfelter,
7.13%, 5/1/16	145	143
Graphic Packaging International, Inc.,
9.50%, 8/15/13	370	381
Newpage Corp.,
11.38%, 12/31/14	860	860
Verso Paper Holdings LLC/Verso Paper, Inc.,
11.50%, 7/1/14(a)	630	684
		3,271

Morgan Stanley High Yield Fund, Inc.
Portfolio of Investments
First Quarter Report
March 31, 2010 (unaudited)

(Showing percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Gaming/Leisure (10.7%)
Ameristar Casinos, Inc.,
9.25%, 6/1/14	$455	$479
Boyd Gaming Corp.,
7.75%, 12/15/12	356	357
FireKeepers Development Authority,
13.88%, 5/1/15(a)	810	942
Harrahs Operating Co. Inc.,
11.25%, 6/1/17	1,255	1,358
Intelsat Corp.,
9.25%, 6/15/16(b)	1,480	1,558
Las Vegas Sands Corp.,
6.38%, 2/15/15	545	519
MGM Mirage, Inc.,
10.38%, 5/15/14(a)	610	676
13.00%, 11/15/13	520	608
Nielsen Finance LLC/Nielsen Finance Co.,
11.63%, 2/1/14	925	1,050
Scientific Games International, Inc.,
9.25%, 6/15/19	250	266
XM Satellite Radio, Inc.,
11.25%, 6/15/13(a)	610	663
		8,476
Health Care (11.1%)
Apria Healthcare Group, Inc.,
11.25%, 11/1/14(a)(b)	765	836
Axcan Intermediate Holdings, Inc.,
12.75%, 3/1/16	215	238
Biomet, Inc.,
10.00%, 10/15/17	630	698
CHS/Community Health Systems, Inc.,
8.88%, 7/15/15(b)	910	944
FMC Finance III S.A.,
6.88%, 7/15/17(b)	610	637
Fresenius Medical Care Capital Trust IV,
7.88%, 6/15/11	440	461
HCA, Inc.,
5.75%, 3/15/14	200	190
6.25%, 2/15/13(b)	390	389
7.88%, 2/15/20(a)(b)	1,071	1,124
Healthsouth Corp.,
10.75%, 6/15/16	595	646
Invacare Corp.,
9.75%, 2/15/15	100	108
Omnicare, Inc.,
6.75%, 12/15/13	495	500
6.88%, 12/15/15	395	389
Sun Healthcare Group, Inc.,
9.13%, 4/15/15	330	341
Tenet Healthcare Corp.,
7.38%, 2/1/13(b)	990	1,005
10.00%, 5/1/18(a)	265	298
		8,804
Housing (1.9%)
Interface, Inc.,
9.50%, 2/1/14	436	451
K Hovnanian Enterprises, Inc.,
10.63%, 10/15/16(b)	1,000	1,070
		1,521
Information Technology (2.6%)
First Data Corp.,
9.88%, 9/24/15(b)	825	716
SunGard Data Systems, Inc.,
9.13%, 8/15/13	445	458
Unisys Corp.,
14.25%, 9/15/15(a)	770	922
		2,096
Manufacturing (6.2%)
Baldor Electric Co.,
8.63%, 2/15/17	205	218
Berry Plastics Corp.,
8.25%, 11/15/15	400	405
8.88%, 9/15/14	670	657
Crown Americas LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13(b)	120	124
Graham Packaging Co. LP/GPC Capital Corp.,
9.88%, 10/15/14(b)	830	865
Owens-Brockway Glass Container, Inc.,
8.25%, 5/15/13(b)	1,175	1,196
Oxford Industries, Inc.,
11.38%, 7/15/15	625	700
RBS Global, Inc./Rexnord LLC,
9.50%, 8/1/14(b)	690	721
		4,886
Metals (4.9%)
Foundation PA Coal Co. LLC,
7.25%, 8/1/14	170	174
Freeport-McMoRan Copper & Gold, Inc.,
8.38%, 4/1/17	1,030	1,147
Massey Energy Co.,
6.88%, 12/15/13	750	764
Novelis, Inc.,
7.25%, 2/15/15	780	757
Teck Resources Ltd.,
10.25%, 5/15/16	905	1,081
		3,923
Retail (4.0%)
Brown Shoe Co., Inc.,
8.75%, 5/1/12	510	523
Great Atlantic & Pacific Tea Co.,
11.38%, 8/1/15(a)	385	380
Neiman Marcus Group, Inc. (The) PIK,
9.00%, 10/15/15	451	463
Rite Aid Corp.,
8.63%, 3/1/15	605	520
Sally Holdings LLC/Sally Capital, Inc.,
9.25%, 11/15/14(b)	1,020	1,086
SUPERVALU, Inc.,
7.50%, 11/15/14	225	230
		3,202
Services (4.0%)
Affinion Group, Inc.,
11.50%, 10/15/15	750	773
Expedia, Inc.,
8.50%, 7/1/16	305	340
Ticketmaster Entertainment, Inc.,
10.75%, 8/1/16	725	812

Morgan Stanley High Yield Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

(Showing percentage of Total Value of Investments)

	Face Amount (000)	Value (000)
Services (cont’d)
Vangent, Inc.,
9.63%, 2/15/15	$730	$683
West Corp.,
9.50%, 10/15/14	535	552
		3,160
Telecommunications (1.6%)
Frontier Communications Corp.,
7.13%, 3/15/19	305	291
9.00%, 8/15/31	410	402
Windstream Corp.,
7.88%, 11/1/17	380	376
8.13%, 8/1/13	210	221
		1,290
Transportation (0.6%)
Commercial Barge Line Co.,
12.50%, 7/15/17	480	507

Utilities (9.3%)
AES Corp. (The),
7.75%, 3/1/14	160	164
8.00%, 6/1/20(b)	840	841
8.75%, 5/15/13(a)	330	337
Dynegy Holdings, Inc.,
7.75%, 6/1/19	475	361
Edison Mission Energy,
7.75%, 6/15/16	545	401
El Paso Corp.,
12.00%, 12/12/13	1,030	1,210
Intergen N.V.,
9.00%, 6/30/17(a)	535	554
Ipalco Enterprises, Inc.,
8.63%, 11/14/11	165	177
Mirant Americas Generation LLC,
8.50%, 10/1/21(b)	380	359
NRG Energy, Inc.,
7.38%, 1/15/17	470	466
Orion Power Holdings, Inc.,
12.00%, 5/1/10	250	252
Ormat Funding Corp.,
8.25%, 12/30/20	611	590
RRI Energy, Inc.,
7.88%, 6/15/17	450	406
Texas Competitive Electric Holdings Co. LLC,
10.25%, 11/1/15(d)	680	476
Williams Cos., Inc. (The),
7.88%, 9/1/21	708	835
		7,429
Wireless Communications (2.9%)
Nextel Communications, Inc.,
6.88%, 10/31/13	395	387
Sprint Capital Corp.,
6.90%, 5/1/19(b)	1,500	1,380
Wind Acquisition Finance S.A.,
12.00%, 12/1/15(a)	495	537
		2,304
TOTAL CORPORATE BONDS AND NOTES
(Cost $70,962)		76,951

	Shares
COMMON STOCKS (0.0%)
Utilities (0.0%)
SW Acquisition LP (c)(e)(f) (Cost $—)	1	—

PREFERRED STOCKS (0.3%)
Financials (0.3%)
General Motors Acceptance Corp., Inc. (a) (Cost $177)	339	258

SHORT-TERM INVESTMENT (2.9%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class(g) (Cost $2,327)	2,326,892	2,327
TOTAL INVESTMENTS (100.0%) (Cost $73,466)+		79,536
LIABILITIES IN EXCESS OF OTHER ASSETS		(11,146)
NET ASSETS		$68,390

(a)                                  144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(b)                                 Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of March 31, 2010.

(c)                                  Non-income producing security.

(d)                                 Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2010. Maturity date disclosed is the ultimate maturity date.

(e)                                  Security has been deemed illiquid at March 31, 2010.

(f)                                    At March 31, 2010, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

Morgan Stanley High Yield Fund, Inc.
Portfolio of Investments
First Quarter Report
March 31, 2010 (unaudited)

(Showing percentage of Total Value of Investments)

(g)                                 The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by less than $500 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled approximately $1,000. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $6,129,000 and $6,033,000, respectively.

+                                         At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $73,466,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $6,070,000 of which $6,956,000 related to appreciated securities and $886,000 related to depreciated securities.

PIK                            Payment-in-kind. Income may be paid in additional securities or cash at the discretion of the issuer.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Utilities	$—	$—	$—	**	$—	**
Corporate Bond and Notes
Aerospace	—	1,561	—		1,561
Cable	—	3,573	—		3,573
Chemicals	—	2,858	—		2,858
Consumer Products	—	1,839	—		1,839
Energy	—	10,081	—		10,081
Financials	—	4,480	—		4,480
Food and Drug	—	218	—		218
Food/Tobacco	—	1,472	—		1,472
Forest Products	—	3,271	—		3,271
Gaming/Leisure	—	8,476	—		8,476
Health Care	—	8,804	—		8,804
Housing	—	1,521	—		1,521
Information Technology	—	2,096	—		2,096
Manufacturing	—	4,886	—		4,886
Metals	—	3,923	—		3,923
Retail	—	3,202	—		3,202
Services	—	3,160	—		3,160
Telecommunications	—	1,290	—		1,290
Transportation	—	507	—		507
Utilities	—	7,429	—		7,429
Wireless Communications	—	2,304	—		2,304
Total Corporate Bond and Notes	—	76,951	—		76,951
Preferred Stocks
Financials	—	258	—		258
Short-Term Investments
Investment Company	2,327	—	—		2,327
Total Assets	2,327	77,209	—	**	79,536

Liabilities:
Reverse Repurchase Agreement	—	12,235	—		12,235
Total Liabilities	—	12,235	—		12,235
Total	$2,327	$64,974	$—	**	$67,301

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stocks (000)
Balance as of 12/31/09	$—	**
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/10	$—	**
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$—

** Includes a security which is valued at zero.

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 –                    quoted prices in active markets for identical investments

• Level 2 –                    other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –                    significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley High Yield Fund, Inc.
By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

By:	/s/ Frank Smith
Name:	Frank Smith
Title:	Principal Financial Officer
Date:	May 17, 2010